Finance Receivables - Additional Information (Detail)	Mar. 31, 2024	Mar. 31, 2023
Asia [Member]
Statements [Line Items]
Finance receivables, percentage	11.30%	12.00%
North America [Member]
Statements [Line Items]
Finance receivables, percentage	57.10%	56.90%
Europe [Member]
Statements [Line Items]
Finance receivables, percentage	14.50%	14.00%
Japan [Member]
Statements [Line Items]
Finance receivables, percentage	6.20%	6.30%
Other Regions [Member]
Statements [Line Items]
Finance receivables, percentage	10.90%	10.80%